Offerings - Offering: 1	Jan. 27, 2026 USD ($)
Offering:
Security Type	Equity
Amount Registered	743,485
Proposed Maximum Offering Price per Unit	0.755
Maximum Aggregate Offering Price	$ 561,331.18
Rule 457(f)	true
Offering Note
(1)

Pursuant to Rule 416(a) promulgated under the U.S. Securities Act of 1933, as amended, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends, or similar transactions.

(2) Represents shares of common stock reserved for future issuance under the Company’s Equity Incentive Plan, as amended.

(3)

Estimated solely for the purpose of calculating the registration fee under Rule 457(c) and (h) of the Securities Act on the basis of the average of the high and low sales price per share of common stock as reported on the Nasdaq Capital Market on January 21, 2026, as reported on the Nasdaq Capital Market